RECEIVABLES (Narrative) (Details) $ in Thousands, $ in Thousands		12 Months Ended
	Oct. 10, 2018 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CAD ($)
Trade And Other Receivable [Line Items]
Distributions from investments, net		$ 4,952		$ 84,247
Change in value through profit or loss assets related to Akarca receivable balance		0		$ 109
IG Copper, LLC [Member]
Trade And Other Receivable [Line Items]
Distributions from investments, net	$ 84,247	$ 4,952	$ 3,743